Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for Level 3 fair values (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Balance at beginning	€ 2,247,350
Balance at ending	2,294,641	€ 2,247,350
Reconciliation from the opening balances to the closing balances for Level 3 fair values, liabilities
Balance at beginning	1,374,513
Balance at ending	1,364,794	1,374,513
Contingent consideration | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, liabilities
Balance at beginning	15,369	23,201
Additions	2,605	1,400
Payments	8,578	8,575
Net change in fair value - unrealized (included in Finance cost / income)	(40)	(657)
Balance at ending	9,356	15,369
Equity investment | Level 3
Reconciliation from the opening balances to the closing balances for Level 3 fair values, assets
Balance at beginning	6,346	2,820
Additions		3,716
Net change in fair value - unrealized (included in OCI)	401	(190)
Balance at ending	€ 6,747	€ 6,346